Per Unit Data of HTALP	6 Months Ended
Jun. 30, 2016
Healthcare Trust of America Holdings, LP (HTALP)
Earnings Per Share
Per Unit Data of HTALP
Per Unit Data of HTALP
The following is the reconciliation of the numerator and denominator used in basic and diluted earnings per unit of HTALP for the three and six months ended June 30, 2016 and 2015 (in thousands, except per unit data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Numerator:
Net income	$13,516	$9,488	$23,552	$16,430
Net loss (income) attributable to noncontrolling interests	4	(24)	(27)	(57)
Net income attributable to common unitholders	$13,520	$9,464	$23,525	$16,373
Denominator:
Weighted average units outstanding - basic	140,512	127,203	135,877	127,266
Dilutive units	—	—	—	—
Weighted average units outstanding - diluted	140,512	127,203	135,877	127,266
Earnings per common unit - basic:
Net income attributable to common unitholders	$0.10	$0.07	$0.17	$0.13
Earnings per common unit - diluted:
Net income attributable to common unitholders	$0.10	$0.07	$0.17	$0.13